Related Party Transactions (Details Narrative)						9 Months Ended
	Nov. 10, 2019 shares	Nov. 02, 2019 shares	May 10, 2019 shares	May 02, 2019 shares	Apr. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	May 01, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Share issued during period, shares | shares	48,791	86,739	38,974	73,853
Loan amount
Officers and Directors [Member]
Due to related parties								$ 12,403
David Welch [Member]
Due to related parties						$ 34,092		76,275
Share issued during period, shares | shares						62,500
Ingo Mueller, CEO [Member]
Loan amount					$ 18,625
Debt instrument, interest rate					2.00%					2.00%
Debt, maturity date					Aug. 09, 2019
Ingo Mueller, CEO [Member] | CAD [Member]
Loan amount										$ 25,000
For Management Services [Member] | First Liberty Corp. [Member]
Due to related parties								17,271
For Consulting Services [Member] | BC Ltd [Member]
Due to related parties						8,862		$ 19,561
For Investor Services Relations [Member] | Arni Johannson [Member] | 12 Months Consulting Agreement [Member]
Due to related parties						89,962
For Investor Services Relations [Member] | Arni Johannson [Member] | CAD [Member] | 12 Months Consulting Agreement [Member]
Due to related parties									$ 10,000
Accounts Payable and Accrued Liabilities [Member]
Due to related parties							$ 35,093				$ 19,758